Condensed Balance Sheets (Unaudited) (Q3) (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.00033	$ 0.00033	$ 0.00033
Common stock, shares authorized (in shares)	75,000,000	75,000,000	75,000,000
Common stock, shares issued (in shares)	31,328,128	30,869,205	28,918,516
Common stock, shares outstanding (in shares)	31,328,128	30,869,205	28,918,516